Investment securities (Tables)	12 Months Ended
Dec. 31, 2022
Investment securities
end of	2022	2021
Investment securities (CHF million)
Debt securities held-to-maturity	921	0
Debt securities available-for-sale	797	1,005
Total investment securities	1,718	1,005

Investment securities by type
Investment securities by type
	2022						2021
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	921		0	0	40	881	0	0	0	0	0
Debt securities held-to-maturity	921	[1]	0	0	40	881	0	0	0	0	0
Swiss federal, cantonal or local government entities	2		0	0	0	2	2	0	0	0	2
Corporate debt securities	951		0	0	156	795	1,011	0	0	8	1,003
Debt securities available-for-sale	953	[2]	0	0	156	797	1,013	0	0	8	1,005
1
Excluded accrued interest on debt securities held-to-maturity of CHF 10 million as of December 31, 2022, with no related allowance for credit losses. Accrued interest was reported in other assets in the consolidated balance sheet.

2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million as of December 31, 2022. Accrued interest was reported in other assets in the consolidated balance sheet.

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2022	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	44	0	629
Realized gains	0	0	42
Realized losses	(6)	0	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
2022 (CHF million)
Due within 1 year	0		0	0.00	19		19	0.89
Due from 1 to 5 years	921		881	3.94	237		210	0.33
Due from 5 to 10 years	0		0	0.00	697		568	0.36
Total debt securities	921	[1]	881	3.94	953	[2]	797	0.36
1 Excluded accrued interest on debt securities held-to-maturity of CHF 10 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million.

Bank
Investment securities
end of	2022	2021
Investment securities (CHF million)
Debt securities held-to-maturity	921	0
Debt securities available-for-sale	796	1,003
Total investment securities	1,717	1,003

Investment securities by type
Investment securities by type
	2022						2021
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	921		0	0	40	881	0	0	0	0	0
Debt securities held-to-maturity	921	[1]	0	0	40	881	0	0	0	0	0
Corporate debt securities	952		0	0	156	796	1,011	0	0	8	1,003
Debt securities available-for-sale	952	[2]	0	0	156	796	1,011	0	0	8	1,003
1
Excluded accrued interest on debt securities held-to-maturity of CHF 10 million as of December 31, 2022, and no related allowance for credit losses. Accrued interest is reported in other assets in the consolidated balance sheet.

2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million as of December 31, 2022. Accrued interest is reported in other assets in the consolidated balance sheet.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2022	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	44	0	629
Realized gains	0	0	42
Realized losses	(6)	0	0
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
2022 (CHF million)
Due within 1 year	0		0	0.00	18		18	0.60
Due from 1 to 5 years	921		881	3.94	237		210	0.33
Due from 5 to 10 years	0		0	0.00	697		568	0.36
Total debt securities	921	[1]	881	3.94	952	[2]	796	0.35
1 Excluded accrued interest on debt securities held-to-maturity of CHF 10 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million.